UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management, LLC

Address:  101 Park Avenue, 20th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline            New York, New York         February 14, 2013
--------------------        ----------------------       -------------------
     [Signature]             [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total:    $802,826
                                          (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP

(2)  28-14501                       Axial Capital Master, L.P.


                                                         FORM 13F INFORMATION TABLE
                                                        Axial Capital Management, LLC
                                                             December 31, 2012




COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7      COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MNGRS   SOLE    SHARED NONE
--------------                --------------   ------      --------  --------  --- ----  -----------     ------  -----   ------ ----
BURGER KING WORLDWIDE INC     COM              121220107     3,530     214,741           SHARED/DEFINED  1,2      214,741  0    0
COVANTA HLDG CORP             COM              22282E102    29,844   1,620,173           SHARED/DEFINED  1,2    1,620,173  0    0
ELECTRONICS FOR IMAGING INC   COM              286082102     4,083     215,031           SHARED/DEFINED  1,2      215,031  0    0
ITT EDUCATIONAL SERVICES INC  COM              45068B109     2,011     116,202           SHARED/DEFINED  1,2      116,202  0    0
ISHARES TR                    RUSSELL 2000     464287655   137,174   1,626,826           SHARED/DEFINED  1,2    1,626,826  0    0
LKQ CORP                      COM              501889208     9,279     439,766           SHARED/DEFINED  1,2      439,766  0    0
MEAD JOHNSON NUTRITION CO     COM              582839106    10,432     158,327           SHARED/DEFINED  1,2      158,327  0    0
PINNACLE ENTMT INC            COM              723456109    19,231   1,214,840           SHARED/DEFINED  1,2    1,214,840  0    0
PROCTER & GAMBLE CO           COM              742718109     8,803     129,667           SHARED/DEFINED  1,2      129,667  0    0
QLT INC                       COM              746927102    69,679   8,865,036           SHARED/DEFINED  1,2    8,865,036  0    0
SPDR S&P 500 ETF TR           TR UNIT          78462F103   463,404   3,254,013           SHARED/DEFINED  1,2    3,254,013  0    0
SEMGROUP CORP                 CL A             81663A105    10,551     269,979           SHARED/DEFINED  1,2      269,979  0    0
TEMPUR PEDIC INTL INC         COM              88023U101     3,588     113,950           SHARED/DEFINED  1,2      113,950  0    0
TIBCO SOFTWARE INC            COM              88632Q103     9,796     445,660           SHARED/DEFINED  1,2      445,660  0    0
WRIGHT MED GROUP INC          COM              98235T107    11,848     564,465           SHARED/DEFINED  1,2      564,465  0    0
GRAINGER WW INC               COM              384802104     9,572      47,300     PUT   SHARED/DEFINED  1,2       47,300  0    0